The Munder Funds

Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

Supplement Dated September 3, 2004

to Prospectus Dated April 30, 2004

As of November 15, 2004, The Munder Funds have added a short-term trading fee for certain transactions in the Munder S&P® Index Funds. Accordingly, the following changes are effective on that date:

1.	Under the heading of “Fees & Expenses,” for the Munder S&P MidCap Index Equity Fund on page 5 of the Prospectus, the table is hereby deleted in its entirety and replaced with the following:

SHAREHOLDER FEES paid directly from your investment	Class K Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None		None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None		None
Redemption Fees	2	%(a)	2	%(a)
Exchange Fees	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class K Shares		Class Y Shares
Management Fees	0.15%		0.15%
Non 12b-1 Service Plan Fees	0.25%		0.00%
Other Expenses	0.34%		0.34%

Total Annual Fund Operating Expenses	0.74%		0.49%

(a)	A short-term trading fee of 2% may be assessed on redemptions within 60 days of purchase of Class K and Class Y Shares of the Fund. The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.

2.	Under the heading of “Fees & Expenses,” for the Munder S&P® SmallCap Index Equity Fund on page 10 of the Prospectus, the table is hereby deleted in its entirety and replaced with the following:

SHAREHOLDER FEES paid directly from your investment	Class K Shares		Class Y Shares
Maximum Sales Charge (load) imposed on purchases (as a % of offering price)	None		None
Maximum Contingent Deferred Sales Charge (CDSC) (as a % of the lesser of original purchase price or redemption proceeds)	None		None
Maximum Sales Charge (load) Imposed on Reinvested Dividends	None		None
Redemption Fees	2	%(a)	2	%(a)
Exchange Fees	None		None

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class K Shares		Class Y Shares
Management Fees	0.15%		0.15%
Non 12b-1 Service Plan Fees	0.25%		0.00%
Other Expenses	0.39%		0.39%

Total Annual Fund Operating Expenses	0.79%		0.54%

(a)	A short-term trading fee of 2% may be assessed on redemptions within 60 days of purchase of Class K and Class Y Shares of the Fund. The short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because the Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.

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3.	Under “Redemption Information—Policies for Redeeming Shares” on page S-5 of the Shareholder Guide, the following disclosure is hereby added:

Short-Term Trading Fee

If you redeem or exchange Class K or Class Y shares of the Funds (see the “Fees & Expenses” section of the Prospectus) within 60 days of purchase, we may apply a 2% redemption/short-term trading fee upon redemption or exchange based on net assets at the time of the transaction.

Any applicable short-term trading fee is paid directly to the Fund from which you redeem or exchange from to, among other things, offset the costs of buying and selling securities and is intended to protect existing shareholders. The fee, which is intended to discourage short-term trading, more appropriately allocates expenses generated by short-term trading to short-term investors so that long-term investors do not subsidize the activities of short-term traders.

We reserve the right to waive the short-term trading fee in certain limited circumstances.

A short-term trading fee will not be assessed on accounts that are redeemed within the 60-day period because they do not meet the applicable account minimum or because a Fund is unable to verify an accountholder’s identity within a reasonable time after the account is opened.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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The Munder Funds

Supplement Dated September 3, 2004

To Statement of Additional Information (“SAI”)

Dated October 31, 2003

1.	Under the heading “MANAGEMENT OF THE FUNDS—Trustees and Officers”, which begins on page 32 of the SAI, the information for James C. Robinson is hereby removed from the table and the officer table is hereby supplemented with the following:

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers
Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/05 since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to present); President and Chief Investment Officer of Munder Capital Management (1/02-8/04); Chief Investment Officer—Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 28	Assistant Treasurer	through 2/05 since 8/04	Analyst of Munder Capital Management (investment advisor) (5/02 to present); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99-5/02).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

2.	Under the heading “MANAGEMENT OF THE FUNDS—Compensation”, which begins on page 37 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Trustees of the Funds who are not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $68,000 ($90,000 for the Chairman or nominee for Chairman). Trustees of @Vantage who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

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3.	On August 10, 2004, the Board of Trustees of the Funds approved new breakpoint advisory fee structures for certain funds. The advisory fee structure disclosure under the heading “INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS—Investment Advisor and Sub-Advisor”, which begins on page 42 of the SAI for the Munder Bond Fund, Munder Emerging Markets Fund, Munder Large-Cap Value Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short & Intermediate Bond Fund and Munder U.S. Government Income Fund is hereby deleted and replaced with the following:

0.50% of the first $1 billion of average daily net assets; and 0.45% of average daily net assets in excess of $1 billion

•	Bond Fund

•	Tax-Free Bond Fund

•	U.S. Government Income Fund

1.15% of average daily net assets

•	Emerging Markets Fund

0.75% of the first $100 million of average daily net assets; and 0.70% of average daily net assets in excess of $100 million

•	Large-Cap Value Fund

0.50% of the first $200 million of average daily net assets; and 0.40% of average daily net assets in excess of $200 million

•	Tax-Free Short & Intermediate Bond Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Liquidity Money Market Fund

Supplement Dated September 3, 2004

To Statement of Additional Information (“SAI”)

Dated April 30, 2004

1.	Under the heading “MANAGEMENT OF THE FUNDS—Trustees and Officers”, which begins on page 15 of the SAI, the information for James C. Robinson is hereby removed from the table and the officer table is hereby supplemented with the following:

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers
Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/05 since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to present); President and Chief Investment Officer of Munder Capital Management (1/02-8/04); Chief Investment Officer—Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 28	Assistant Treasurer	through 2/05 since 8/04	Analyst of Munder Capital Management (investment advisor) (5/02 to present); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99-5/02).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

2.	Under the heading “MANAGEMENT OF THE FUNDS—Compensation”, which begins on page 19 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Trustees of the Funds who are not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $68,000 ($90,000 for the Chairman or nominee for Chairman). Trustees of @Vantage who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Munder S&P® MidCap Index Equity Fund

Munder S&P® SmallCap Index Equity Fund

Supplement Dated September 3, 2004

To Statement of Additional Information (“SAI”)

Dated April 30, 2004

1.	Under the heading “MANAGEMENT OF THE FUNDS—Trustees and Officers”, which begins on page 16 of the SAI, the information for James C. Robinson is hereby removed from the table and the officer table is hereby supplemented with the following:

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers
Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/05 since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to present); President and Chief Investment Officer of Munder Capital Management (1/02-8/04); Chief Investment Officer—Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).

Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 28	Assistant Treasurer	through 2/05 since 8/04	Analyst of Munder Capital Management (investment advisor) (5/02 to present); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99-5/02).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

2.	Under the heading “MANAGEMENT OF THE FUNDS—Compensation”, which begins on page 20 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Trustees of the Funds who are not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $68,000 ($90,000 for the Chairman or nominee for Chairman). Trustees of @Vantage who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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Munder Institutional Government Money Market Fund

Munder Institutional Money Market Fund

Supplement Dated September 3, 2004

To Statement of Additional Information (“SAI”)

Dated April 30, 2004

1.	Under the heading “MANAGEMENT OF THE FUNDS—Trustees and Officers”, which begins on page 15 of the SAI, the information for James C. Robinson is hereby removed from the table and the officer table is hereby supplemented with the following:

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Officers
Enrique Chang 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 42	President & Principal Executive Officer	through 2/05 since 8/04	President, Chief Operating Officer and Chief Investment Officer of Munder Capital Management (8/04 to present); President and Chief Investment Officer of Munder Capital Management (1/02-8/04); Chief Investment Officer—Equity of Munder Capital Management (5/00-1/02); Chief Investment Officer of Vantage Global Advisors (investment advisor) (11/97-5/00).
Kevin R. Kuhl 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 28	Assistant Treasurer	through 2/05 since 8/04	Analyst of Munder Capital Management (investment advisor) (5/02 to present); Senior Auditor, Arthur Andersen LLP (accounting firm) (7/99-5/02).

(1)	The officers are elected annually by the Board.
(2)	Length of time served is measured from the earliest date of service as an officer of any of the Munder Funds or their predecessors.

2.	Under the heading “MANAGEMENT OF THE FUNDS—Compensation”, which begins on page 19 of the SAI, the first paragraph of that section is hereby deleted and replaced with the following:

Compensation. Trustees of the Funds who are not otherwise compensated by MCM, any sub-advisor to the Funds, or the Distributor pursuant to a contract between the Funds and MCM, the sub-advisor or the Distributor receive an aggregate annual retainer from MST and MFFT for service on the Board of $68,000 ($90,000 for the Chairman or nominee for Chairman). Trustees of @Vantage who are not otherwise compensated by MCM or the Distributor pursuant to a contract between the Funds and MCM or the Distributor receive an annual retainer fee of $4,000. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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